DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	54 Months Ended
	May 31, 2015 vessel	Dec. 31, 2013	Dec. 31, 2012
Total debt		$ 95,000	$ 111,678
Less: current portion		0	(4,700)
Long-term debt		95,000	106,978
DnB $58.24M loan [Member]
Total debt		0	12,392
Nordea $175M loan [Member]
Number of vessels secured on loan	4
Total debt		$ 95,000	$ 99,286